Related Party Transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Sociedad Rural Argentina S.A. [Member]
Statement [Line Items]
Financial operations	$ 1,697	$ 5,443	$ 349
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and/or rights of use	(344)	75	(326)
Financial operations	27	297	362
Corporate services	476	385	477
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	(64)	2,179	389
Yad Leviims LTD [Member]
Statement [Line Items]
Financial operations	1,379	1,306	1,114
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(943)	(751)	(922)
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	0	(34)	(17)
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	0	(12)	(7)
Directors [Member]
Statement [Line Items]
Fees and remunerations	(18,302)	(18,678)	(46,983)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	95	2,890	899
Total Parent Company [Member]
Statement [Line Items]
Total parent company	(11,090)	(13,984)	6,384
Total Others [Member]
Statement [Line Items]
Total others	(19,040)	(11,565)	(48,651)
Totals [Member]
Statement [Line Items]
Total related party liabilities	(30,123)	(23,079)	(41,498)
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	620	110	538
Financial operations	33	(216)	20,590
Corporate services	(11,743)	(13,878)	(14,744)
Helmir [Member]
Statement [Line Items]
Financial operations	(44)	(420)	(130)
Futuros y Opciones.com S.A. [Member]
Statement [Line Items]
Financial operations	(44)	0	0
Others [Member]
Statement [Line Items]
Fees and remunerations	(1,122)	(1,418)	(1,114)
Leases and/or rights of use	(261)	(269)	(93)
Financial operations	(276)	(629)	(467)
Corporate services	116	86	78
Donations	(704)	(494)	(777)
Legal services	(624)	(680)	(519)
Rundel Globa LTD [Member]
Statement [Line Items]
Financial operations	0	4,519	683
Condor Related Party [Member]
Statement [Line Items]
Financial operations	0	0	21
Total subsidiaries of parent company [Member]
Statement [Line Items]
Total subsidiaries of parent company	$ (88)	$ (420)	$ (130)